INTANGIBLE ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

Intangible assets consist of the following:

	As of December 31,
	2011	2012	2012
	(RMB’000)	(RMB’000)	(US$’000)

Land use rights
Cost	351,481	358,585	57,557
Less: Accumulated amortization	(16,494)	(23,538)	(3,778)

	334,987	335,047	53,779